Debt and lines of credit (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments
The following table summarizes the total long-term debt outstanding as of December 31, 2011:

Notes due 2012 at 6.15% (assumed with National acquisition)	$375
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	1,000
Notes due 2013 at 0.875%	500
Notes due 2014 at 1.375%	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250
Notes due 2016 at 2.375%	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375
4,500
Add net unamortized premium (assumed with National acquisition)	93
Less current portion of long-term debt	(382)
Total long-term debt	$4,211